Loans Payable - Disclosure of Financing Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Disclosure of interest and financing cost [abstract]
Unwinding of discount on rehabilitation and closure accretion (note 11)	$ 90	$ 64	$ 80
Discount unwinding on debt repaid (note 10)	101		48
San Pedrito Interest (note 8)	(159)
Extension fee	0		45
Interest on diesel equipment lease	21
Interest expense on debt (note 10)	325	83	536
Interest revenue	(67)	(86)	(83)
Finance Costs Total	$ 311	$ 61	$ 626